Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
Managers AMG Funds - Systematic Value Fund (Prospectus Summary) | Managers AMG Funds - Systematic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYAX
Managers AMG Funds - Systematic Value Fund (Prospectus Summary) | Managers AMG Funds - Systematic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYCX
Managers AMG Funds - Systematic Value Fund (Prospectus Summary) | Managers AMG Funds - Systematic Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYSX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYAMX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYCMX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYIMX